Accounts Receivable (Details) - Schedule of Accounts Receivable - USD ($)	Apr. 30, 2024	Oct. 31, 2023	Apr. 30, 2023
Schedule of Accounts Receivable [Abstract]
Accounts receivable	$ 4,033,994	$ 983,784	$ 659,787